Investments in Associates and Joint Ventures - Summarized Financial Information on the Bank's Investment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of joint ventures [line items]
Net Income for the fiscal year	$ 326,491,232	$ 1,268,222,505	[1]	$ 276,499,540
Banco Macro SA Bizland SAU Union Transitoria [Member]
Disclosure of joint ventures [line items]
Proportional Bank's interest	50.00%
Financial position	$ 2,775,857	1,804,192
Net Income for the fiscal year	$ 2,117,481	1,120,191
Finova SA [Member]
Disclosure of joint ventures [line items]
Proportional Bank's interest	50.00%
Financial position	$ 176,225	205,896
Net Income for the fiscal year	$ (29,671)	$ (271,050)

[1]	See Note 3.